Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Reconciliation of Income Tax Expense (Benefit)	A reconciliation of income tax expense (benefit) computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:
	2023	2022
Income taxes at U.S. statutory rate	21%	21%
State income taxes	0.8	1.6
Tax Credits	0.5	1.0
Permanent Differences/Others	(1.9)	(10.5)
Change in valuation allowance	(20.5)	(13.1)
Total provision for income taxes	0%	0%

Schedule of Deferred Taxes Assets and Liabilities	The significant components of the Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022 are comprised of the following:
	Years Ended December 31,
	2023	2022
Deferred tax assets
Net operating loss carryforwards	$18,555,428	$13,499,811
Tax credits carryforwards	796,320	430,468
Stock-based compensation	1,580,038	1,511,849
Lease liability	486,473	722,126
Section 174 Capitalization	2,207,611	1,547,343
Loss on impairment of debt	3,326,129	3,288,363
Other	92,704	114,973
Total deferred tax assets	27,044,703	21,114,933
Valuation allowance	(26,414,533)	(20,217,400)
Net deferred tax assets	630,170	897,533
Deferred tax liabilities
Right of use assets	(486,473)	(722,127)
Fixed assets	(143,697)	(175,406)
Total deferred tax liabilities	(630,170)	(897,533)
Net deferred taxes	$—	$—